NONINTEREST INCOME AND NONINTEREST EXPENSE	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
NONINTEREST INCOME AND NONINTEREST EXPENSE
NONINTEREST INCOME AND NONINTEREST EXPENSE
Other operating income consisted of the following for the years ended December 31:

	2017	2016	2015
Fiduciary income	$1,463	$1,405	$1,432
Bank-owned life insurance income	461	453	421
Merchant and debit card fees	3,119	2,741	2,737
Loan processing fee income	597	622	501
Other noninterest income	2,745	2,465	1,769
Total	$8,385	$7,686	$6,860

Other operating expense consisted of the following for the years ended December 31:

	2017	2016	2015
Legal and professional fees	$2,061	$1,935	$2,064
Software support fees	2,089	1,870	1,840
Amortization	1,033	980	951
Director and committee fees	1,064	940	859
Advertising and promotions	1,193	1,015	918
ATM and debit card expense	899	933	1,201
Office and computer supplies	426	464	495
Postage	301	325	310
Telecommunication expense	526	609	572
FDIC insurance assessment fees	671	1,200	743
Other real estate owned expenses and write-downs	128	140	118
Other	3,513	3,488	3,586
Total	$13,904	$13,899	$13,657